UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22969

PALMER SQUARE OPPORTUNISTIC INCOME FUND
(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Scott Betz

Chief Compliance Officer

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, KS 66205
(Name and address of agent for service)

(816) 994-3200

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Opportunistic Income Fund

(PSOIX)

SEMI-ANNUAL REPORT

JANUARY 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund by contacting the Fund at (866) 933-9033 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (866) 933-9033 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the funds you hold directly or through your financial intermediary, as applicable.

Palmer Square Opportunistic Income Fund

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Supplemental Information	33
Expense Example	36

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Opportunistic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Bank Loans – 14.3%
$323,196	Academy Ltd. 6.104% (US LIBOR+400 basis points), 7/2/2022[1,2,3]	$224,521
675,000	Allegiant Travel Co. 4.500% (US LIBOR+450 basis points), 1/29/2024[1,2,3,4,5]	669,938
671,600	Alphabet Holding Co., Inc. 5.999% (US LIBOR+350 basis points), 9/28/2024[1,2,3]	612,418
673,287	American Builders & Contractors Supply Co., Inc. 4.499% (US LIBOR+200 basis points), 10/31/2023[1,2,3]	658,643
400,000	Amynta Agency Borrower, Inc. 10.999% (US LIBOR+850 basis points), 2/28/2026[1,2,3]	394,000
671,547	Ancestry.com Operations, Inc. 5.750% (US LIBOR+325 basis points), 10/19/2023[1,2,3]	661,474
646,516	AssuredPartners, Inc. 5.749% (US LIBOR+325 basis points), 10/22/2024[1,2,3]	627,767
150,000	BCPE Rover Merger Sub, Inc. 10.749% (US LIBOR+825 basis points), 11/28/2026[1,2,3]	148,750
750,000	Berry Global, Inc. 4.266% (US LIBOR+175 basis points), 2/8/2020[1,2,3]	747,892
	CCS-CMGC Holdings, Inc.
275,000	8.022% (US LIBOR+550 basis points), 10/1/2025[1,2,3]	262,625
150,000	11.499% (US LIBOR+900 basis points), 9/25/2026[1,2,3]	148,500
400,836	Covia Holdings Corp. 6.553% (US LIBOR+375 basis points), 6/1/2025[1,2,3]	320,106
657,237	Dell International LLC 4.250% (US LIBOR+175 basis points), 9/7/2021[1,3]	650,664
117,779	Ditech Holding Corp. 8.499% (US LIBOR+600 basis points), 6/30/2022[1,3,6]	80,090
675,000	Envision Healthcare Corp. 6.272% (US LIBOR+375 basis points), 10/11/2025[1,2,3]	637,706
298,500	Flex Acquisition Co., Inc. 5.770% (US LIBOR+325 basis points), 6/22/2025[1,2,3]	291,112
324,188	GI Chill Acquisition LLC 6.803% (US LIBOR+400 basis points), 8/6/2025[1,2,3]	322,567
750,000	Harbor Freight Tools USA, Inc. 4.999% (US LIBOR+250 basis points), 8/16/2023[1,2,3]	727,099
582,203	Helix Gen Funding LLC 6.249% (US LIBOR+375 basis points), 6/3/2024[1,2,3]	561,901
300,000	Infoblox, Inc. 11.249% (US LIBOR+875 basis points), 11/7/2024[1,2,3]	299,250
633,750	Isagenix International LLC 8.553% (US LIBOR+575 basis points), 6/14/2025[1,2,3]	602,063
325,000	Janus International Group LLC 10.249% (US LIBOR+775 basis points), 2/15/2026[1,2,3]	321,750
650,000	LifeScan Global Corp. 8.797% (US LIBOR+600 basis points), 10/1/2024[1,2,3]	625,628

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
	Lightstone Holdco LLC
$485,395	6.249% (US LIBOR+375 basis points), 1/30/2024[1,2,3]	$468,069
26,760	6.249% (US LIBOR+375 basis points), 1/30/2024[1,2,3]	25,805
673,300	Medallion Midland Acquisition LLC 5.749% (US LIBOR+325 basis points), 10/30/2024[1,2,3]	649,734
297,698	Murray Energy Corp. 9.749% (US LIBOR+725 basis points), 10/17/2022[1,3]	253,415
673,233	National Mentor Holdings, Inc. 3.750% (US LIBOR+300 basis points), 1/31/2021[1,2,3,4,5]	672,533
399,917	NeuStar, Inc. 10.499% (US LIBOR+800 basis points), 8/8/2025[1,2,3]	393,918
673,282	NFP Corp. 5.499% (US LIBOR+300 basis points), 1/8/2024[1,2,3]	648,876
350,000	Peak 10 Holding Corp. 9.791% (US LIBOR+725 basis points), 8/1/2025[1,2,3]	305,813
673,291	Prime Security Services Borrower LLC 5.249% (US LIBOR+275 basis points), 5/2/2022[1,2,3]	665,464
325,000	Quest Software U.S. Holdings, Inc. 10.994% (US LIBOR+825 basis points), 5/18/2026[1,2,3]	322,293
673,300	Realogy Group LLC 4.758% (US LIBOR+225 basis points), 2/8/2025[1,2,3]	657,942
475,000	RegionalCare Hospital Partners Holdings, Inc. 7.129% (US LIBOR+450 basis points), 11/16/2025[1,2,3]	464,550
400,000	Renaissance Holdings Corp. 9.499% (US LIBOR+700 basis points), 5/29/2026[1,2,3]	370,000
600,000	Sprint Communications, Inc. 5.000% (US LIBOR+250 basis points), 2/29/2024[1,2,3,4,5]	590,628
350,000	Talbots, Inc. 9.502% (US LIBOR+700 basis points), 11/28/2022[1,2,3]	341,250
399,622	U.S. Silica Co. 6.500% (US LIBOR+400 basis points), 5/1/2025[1,3]	362,721
675,000	UPC Financing Partnership 5.009% (US LIBOR+250 basis points), 1/15/2026[1,2,3]	666,333
675,000	VeriFone Systems, Inc. 10.645% (US LIBOR+800 basis points), 8/20/2026[1,2,3]	665,550
700,000	VFH Parent LLC 3.500% (US LIBOR+350 basis points), 1/30/2026[1,2,3,4,5]	697,816
398,044	Windstream Services LLC 5.240% (US LIBOR+400 basis points), 3/30/2021[1,2,3]	371,217

	Total Bank Loans (Cost $20,542,615)	20,190,391

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Bonds – 67.8%
	Asset-Backed Securities – 65.1%
$1,250,000	A Voce CLO Ltd. Series 2014-1A, Class C, 6.287% (LIBOR 3 Month+350 basis points), 7/15/2026[1,2,7]	$1,246,500
750,000	ALM VII Ltd. Series 2012-7A, Class CR, 6.637% (LIBOR 3 Month+385 basis points), 10/15/2028[1,2,7]	750,525
	Annisa CLO Ltd.
1,000,000	Series 2016-2A, Class DR, 5.761% (LIBOR 3 Month+300 basis points), 7/20/2031[1,2,7]	970,000
1,000,000	Series 2016-2A, Class ER, 8.761% (LIBOR 3 Month+600 basis points), 7/20/2031[1,2,7]	941,100
	Apidos CLO XII
1,250,000	Series 2013-12A, Class DR, 5.387% (LIBOR 3 Month+260 basis points), 4/15/2031[1,2,7]	1,181,875
1,000,000	Series 2013-12A, Class ER, 8.187% (LIBOR 3 Month+540 basis points), 4/15/2031[1,2,7]	925,400
1,000,000	Apidos CLO XVIII Series 2018-18A, Class E, 8.461% (LIBOR 3 Month+570 basis points), 10/22/2030[1,2,7]	942,300
	Apidos CLO XXII
1,250,000	Series 2015-22A, Class D, 8.761% (LIBOR 3 Month+600 basis points), 10/20/2027[1,2,7]	1,217,125
1,750,000	Series 2015-22X, Class E, 10.011% (LIBOR 3 Month+725 basis points), 10/20/2027[1,2]	1,671,775
375,000	Ares XXXIX CLO Ltd. Series 2016-39A, Class D, 7.080% (LIBOR 3 Month+430 basis points), 7/18/2028[1,2,7]	375,375
500,000	Avery Point VII CLO Ltd. Series 2015-7A, Class E, 9.387% (LIBOR 3 Month+660 basis points), 1/15/2028[1,2,7]	486,150
	Barings CLO Ltd.
450,000	Series 2013-IA, Class DR, 5.311% (LIBOR 3 Month+255 basis points), 1/20/2028[1,2,7]	436,860
1,625,000	Series 2017-1A, Class E, 8.780% (LIBOR 3 Month+600 basis points), 7/18/2029[1,2,7]	1,569,750
1,000,000	Series 2018-2A, Class C, 5.487% (LIBOR 3 Month+270 basis points), 4/15/2030[1,2,7]	954,300
500,000	Series 2018-2A, Class D, 8.337% (LIBOR 3 Month+555 basis points), 4/15/2030[1,2,7]	464,700
1,035,000	Battalion CLO VIII Ltd. Series 2015-8A, Class CR, 6.445% (LIBOR 3 Month+400 basis points), 7/18/2030[1,2,7]	1,030,032

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
	Benefit Street Partners CLO II Ltd.
$805,000	Series 2013-IIA, Class CR, 6.487% (LIBOR 3 Month+370 basis points), 7/15/2029[1,2,7]	$807,576
1,000,000	Series 2013-IIA, Class DR, 9.337% (LIBOR 3 Month+655 basis points), 7/15/2029[1,2,7]	953,800
1,775,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA, Class DR, 9.361% (LIBOR 3 Month+660 basis points), 7/20/2029[1,2,7]	1,697,255
750,000	Benefit Street Partners CLO Ltd. Series 2014-IVA, Class DR, 10.011% (LIBOR 3 Month+725 basis points), 1/20/2029[1,2,7]	750,225
	Benefit Street Partners CLO V-B Ltd.
750,000	Series 2018-5BA, Class C, 5.691% (LIBOR 3 Month+293 basis points), 4/20/2031[1,2,7]	720,225
1,000,000	Series 2018-5BA, Class D, 8.711% (LIBOR 3 Month+595 basis points), 4/20/2031[1,2,7]	951,100
937,000	Benefit Street Partners CLO VI Ltd. Series 2015-VIA, Class CR, 6.230% (LIBOR 3 Month+345 basis points), 10/18/2029[1,2,7]	930,628
500,000	Benefit Street Partners CLO X Ltd. Series 2016-10A, Class D, 9.637% (LIBOR 3 Month+685 basis points), 1/15/2029[1,2,7]	499,900
1,500,000	Benefit Street Partners CLO XI Series 2017-11A, Class E, 9.987% (LIBOR 3 Month+720 basis points), 4/15/2029[1,2,7]	1,340,550
625,000	Benefit Street Partners CLO XII Ltd. Series 2017-12A, Class D, 9.197% (LIBOR 3 Month+641 basis points), 10/15/2030[1,2,7]	606,188
1,000,000	BlueMountain CLO XXIII Ltd. Series 2018-23A, Class E, 8.115% (LIBOR 3 Month+565 basis points), 10/20/2031[1,2,7]	940,700
500,000	BlueMountain Fuji U.S. Clo II Ltd. Series 2017-2A, Class C, 5.469% (LIBOR 3 Month+300 basis points), 10/20/2030[1,2,7]	481,250
500,000	Canyon Capital CLO 2016-1 Ltd. Series 2016-1A, Class DR, 5.587% (LIBOR 3 Month+280 basis points), 7/15/2031[1,2,7]	472,000
	Catamaran CLO Ltd.
2,500,000	Series 2014-2A, Class C, 6.280% (LIBOR 3 Month+350 basis points), 10/18/2026[1,2,7]	2,500,750
1,000,000	Series 2013-1A, Class DR, 5.565% (LIBOR 3 Month+280 basis points), 1/27/2028[1,2,7]	965,000
1,000,000	Series 2016-1A, Class C, 6.630% (LIBOR 3 Month+385 basis points), 1/18/2029[1,2,7]	1,000,700

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,500,000	CIFC Funding Ltd. Series 2013-4A, Class ERR, 8.215% (LIBOR 3 Month+545 basis points), 4/27/2031[1,2,7]	$1,361,850
1,500,000	Dryden 38 Senior Loan Fund Series 2015-38A, Class ER, 8.387% (LIBOR 3 Month+560 basis points), 7/15/2030[1,2,7]	1,394,850
	Dryden 40 Senior Loan Fund
625,000	Series 2015-40A, Class DR, 5.716% (LIBOR 3 Month+310 basis points), 8/15/2031[1,2,7]	612,875
1,000,000	Series 2015-40A, Class ER, 8.366% (LIBOR 3 Month+575 basis points), 8/15/2031[1,2,7]	945,400
1,250,000	Dryden 42 Senior Loan Fund Series 2016-42A, Class ER, 8.337% (LIBOR 3 Month+555 basis points), 7/15/2030[1,2,7]	1,157,875
1,750,000	Dryden 43 Senior Loan Fund Series 2016-43A, Class ER, 8.861% (LIBOR 3 Month+610 basis points), 7/20/2029[1,2,7]	1,696,625
	Dryden 45 Senior Loan Fund
500,000	Series 2016-45A, Class DR, 5.937% (LIBOR 3 Month+315 basis points), 10/15/2030[1,2,7]	492,900
1,625,000	Series 2016-45A, Class ER, 8.637% (LIBOR 3 Month+585 basis points), 10/15/2030[1,2,7]	1,517,262
1,775,000	Dryden 50 Senior Loan Fund Series 2017-50A, Class E, 9.047% (LIBOR 3 Month+626 basis points), 7/15/2030[1,2,7]	1,728,317
1,000,000	Dryden 54 Senior Loan Fund Series 2017-54A, Class E, 8.961% (LIBOR 3 Month+620 basis points), 10/19/2029[1,2,7]	966,900
2,140,000	Dryden 64 CLO Ltd. Series 2018-64A, Class F, 9.930% (LIBOR 3 Month+715 basis points), 4/18/2031[1,2,7]	1,830,984
1,000,000	Dryden 70 CLO Ltd. Series 2018-70A, Class E, 8.890% (LIBOR 3 Month+605 basis points), 1/16/2032[1,2,7]	977,900
1,470,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class DRR, 5.787% (LIBOR 3 Month+300 basis points), 10/15/2027[1,2,7]	1,452,507
	Eaton Vance CLO Ltd.
855,000	Series 2015-1A, Class DR, 5.261% (LIBOR 3 Month+250 basis points), 1/20/2030[1,2,7]	804,299
500,000	Series 2015-1A, Class ER, 8.361% (LIBOR 3 Month+560 basis points), 1/20/2030[1,2,7]	460,800
750,000	Series 2014-1RA, Class D, 5.837% (LIBOR 3 Month+305 basis points), 7/15/2030[1,2,7]	729,975

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$500,000	Series 2014-1RA, Class E, 8.487% (LIBOR 3 Month+570 basis points), 7/15/2030[1,2,7]	$459,700
750,000	Greywolf CLO IV Ltd. Series 2014-2A, Class CR, 6.173% (LIBOR 3 Month+340 basis points), 1/17/2027[1,2,7]	749,775
250,000	Highbridge Loan Management Series 3A-2014, Class CR, 6.380% (LIBOR 3 Month+360 basis points), 7/18/2029[1,2,7]	248,850
	Highbridge Loan Management Ltd.
1,125,000	Series 2013-2A, Class DR, 9.361% (LIBOR 3 Month+660 basis points), 10/20/2029[1,2,7]	1,089,787
500,000	Series 5A-2015, Class DRR, 5.937% (LIBOR 3 Month+315 basis points), 10/15/2030[1,2,7]	488,750
750,000	Series 5A-2015, Class ERR, 8.787% (LIBOR 3 Month+600 basis points), 10/15/2030[1,2,7]	718,125
1,250,000	LCM XV LP Series 15A, Class ER, 9.261% (LIBOR 3 Month+650 basis points), 7/20/2030[1,2,7]	1,229,125
1,250,000	LCM XXI LP Series 21A, Class DR, 5.561% (LIBOR 3 Month+280 basis points), 4/20/2028[1,2,7]	1,222,375
345,000	Limerock CLO III LLC Series 2014-3A, Class C, 6.361% (LIBOR 3 Month+360 basis points), 10/20/2026[1,2,7]	345,242
1,500,000	Long Point Park CLO Ltd. Series 2017-1A, Class D2, 8.373% (LIBOR 3 Month+560 basis points), 1/17/2030[1,2,7]	1,406,700
675,000	Madison Park Funding XI Ltd. Series 2013-11A, Class DR, 6.022% (LIBOR 3 Month+325 basis points), 7/23/2029[1,2,7]	670,478
	Madison Park Funding XIX Ltd.
1,750,000	Series 2015-19A, Class CR, 4.911% (LIBOR 3 Month+215 basis points), 1/22/2028[1,2,7]	1,746,850
1,460,000	Series 2015-19A, Class DR, 7.111% (LIBOR 3 Month+435 basis points), 1/22/2028[1,2,7]	1,453,722
1,000,000	Madison Park Funding XVII Ltd. Series 2015-17A, Class ER, 9.261% (LIBOR 3 Month+650 basis points), 7/21/2030[1,2,7]	998,000
250,000	Madison Park Funding XXVII Ltd. Series 2018-27A, Class C, 5.361% (LIBOR 3 Month+260 basis points), 4/20/2030[1,2,7]	236,675
	Madison Park Funding XXX Ltd.
1,250,000	Series 2018-30A, Class D, 5.287% (LIBOR 3 Month+250 basis points), 4/15/2029[1,2,7]	1,188,625

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,000,000	Series 2018-30A, Class E, 7.737% (LIBOR 3 Month+495 basis points), 4/15/2029[1,2,7]	$915,600
	Magnetite XII Ltd.
250,000	Series 2015-12A, Class DR, 5.787% (LIBOR 3 Month+300 basis points), 10/15/2031[1,2,7]	244,050
1,625,000	Series 2015-12A, Class ER, 8.467% (LIBOR 3 Month+568 basis points), 10/15/2031[1,2,7]	1,533,350
1,250,000	Magnetite XIV-R Ltd. Series 2015-14RA, Class F, 10.710% (LIBOR 3 Month+793 basis points), 10/18/2031[1,2,7]	1,152,625
750,000	Milos CLO Ltd. Series 2017-1A, Class E, 9.061% (LIBOR 3 Month+630 basis points), 10/20/2030[1,2,7]	719,775
	Mountain View CLO LLC
625,000	Series 2016-1A, Class D, 6.797% (LIBOR 3 Month+400 basis points), 1/14/2029[1,2,7]	624,938
875,000	Series 2016-1A, Class E, 9.797% (LIBOR 3 Month+700 basis points), 1/14/2029[1,2,7]	875,263
	Neuberger Berman CLO XVII Ltd.
750,000	Series 2014-17A, Class DR, 6.411% (LIBOR 3 Month+365 basis points), 4/22/2029[1,2,7]	745,350
1,250,000	Series 2014-17A, Class ER, 9.311% (LIBOR 3 Month+655 basis points), 4/22/2029[1,2,7]	1,223,125
250,000	OCP CLO Ltd. Series 2015-8A, Class BR, 4.623% (LIBOR 3 Month+185 basis points), 4/17/2027[1,2,7]	246,700
1,125,000	Octagon Investment Partners 29 Ltd. Series 2016-1A, Class E, 9.329% (LIBOR 3 Month+655 basis points), 1/24/2028[1,2,7]	1,121,062
	OZLM VI Ltd.
1,250,000	Series 2014-6A, Class CS, 5.903% (LIBOR 3 Month+313 basis points), 4/17/2031[1,2,7]	1,210,875
1,500,000	Series 2014-6A, Class DS, 8.823% (LIBOR 3 Month+605 basis points), 4/17/2031[1,2,7]	1,396,800
1,715,000	OZLM XI Ltd. Series 2015-11A, Class DR, 9.751% (LIBOR 3 Month+700 basis points), 10/30/2030[1,2,7]	1,710,369
	OZLM XVIII Ltd.
250,000	Series 2018-18A, Class C, 4.637% (LIBOR 3 Month+185 basis points), 4/15/2031[1,2,7]	238,450
1,250,000	Series 2018-18A, Class D, 5.637% (LIBOR 3 Month+285 basis points), 4/15/2031[1,2,7]	1,189,750

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$500,000	OZLM XXII Ltd. Series 2018-22A, Class C, 5.423% (LIBOR 3 Month+265 basis points), 1/17/2031[1,2,7]	$472,700
1,250,000	Recette CLO Ltd. Series 2015-1A, Class DR, 5.511% (LIBOR 3 Month+275 basis points), 10/20/2027[1,2,7]	1,229,625
750,000	Riserva CLO Ltd. Series 2016-3A, Class E, 9.530% (LIBOR 3 Month+675 basis points), 10/18/2028[1,2,7]	738,300
500,000	Stewart Park CLO Ltd. Series 2015-1A, Class CR, 4.587% (LIBOR 3 Month+180 basis points), 1/15/2030[1,2,7]	482,650
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 5.661% (LIBOR 3 Month+290 basis points), 4/20/2031[1,2,7]	942,300
	Voya CLO Ltd.
2,000,000	Series 2014-3A, Class CR, 5.421% (LIBOR 3 Month+265 basis points), 7/25/2026[1,2,7]	1,976,800
500,000	Series 2016-2A, Class D, 9.711% (LIBOR 3 Month+695 basis points), 7/19/2028[1,2,7]	495,600
750,000	Series 2015-1A, Class CR, 5.130% (LIBOR 3 Month+235 basis points), 1/18/2029[1,2,7]	712,650
500,000	Series 2013-1A, Class CR, 5.737% (LIBOR 3 Month+295 basis points), 10/15/2030[1,2,7]	490,300
500,000	Series 2013-1A, Class DR, 9.267% (LIBOR 3 Month+648 basis points), 10/15/2030[1,2,7]	482,500
1,375,000	Series 2016-1A, Class DR, 8.011% (LIBOR 3 Month+525 basis points), 1/20/2031[1,2,7]	1,254,412
1,200,000	Series 2013-2A, Class CR, 5.521% (LIBOR 3 Month+275 basis points), 4/25/2031[1,2,7]	1,140,000
1,000,000	Series 2018-4A, Class E, 9.004% (LIBOR 3 Month+630 basis points), 1/15/2032[1,2,7]	959,900
250,000	Webster Park CLO Ltd. Series 2015-1A, Class CR, 5.661% (LIBOR 3 Month+290 basis points), 7/20/2030[1,2,7]	241,475
750,000	Wellfleet CLO 2015-1 Ltd. Series 2015-1A, Class DR, 5.561% (LIBOR 3 Month+280 basis points), 10/20/2027[1,2,7]	743,625
500,000	West CLO Ltd. Series 2014-2A, Class CR, 5.429% (LIBOR 3 Month+265 basis points), 1/16/2027[1,2,7]	488,400

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$750,000	York CLO Ltd. Series 2018-1A, Class D, 5.781% (LIBOR 3 Month+335 basis points), 10/22/2031[1,2,7]	$734,550

	Total Asset-Backed Securities (Cost $94,483,441)	91,899,581

	Corporate – 2.7%
	Basic Materials – 0.1%
240,000	Venator Finance Sarl / Venator Materials LLC 5.750%, 7/15/2025[2,7,8]	198,450

	Communications – 0.3%
360,000	EIG Investors Corp. 10.875%, 2/1/2024[2]	380,700

	Consumer, Cyclical – 0.3%
350,000	Golden Nugget, Inc. 8.750%, 10/1/2025[2,7]	359,625

	Consumer, Non-cyclical – 0.5%
210,000	Laureate Education, Inc. 8.250%, 5/1/2025[2,7]	228,900
700,000	Mallinckrodt International Finance S.A. 4.750%, 4/15/2023[8]	540,750
		769,650
	Energy – 0.2%
162,000	Denbury Resources, Inc. 9.000%, 5/15/2021[2,7]	161,190
300,000	Murray Energy Corp. 11.250%, 4/15/2021[2,7]	175,500
		336,690
	Financial – 0.7%
	Acrisure LLC / Acrisure Finance, Inc.
335,000	8.125%, 2/15/2024[2,7]	341,365
43,000	7.000%, 11/15/2025[2,7]	37,625
675,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.650%, 7/21/2027[2,8]	607,961
		986,951
	Industrial – 0.1%
85,000	FedEx Corp. 3.400%, 1/14/2022	85,800

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Technology – 0.5%
$275,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023[2,7]	$276,719
150,000	Informatica LLC 7.125%, 7/15/2023[2,7]	151,125
255,000	MagnaChip Semiconductor Corp. 6.625%, 7/15/2021[2]	243,525
		671,369
	Total Corporate (Cost $3,779,242)	3,789,235

	U.S. Government – 0.0%
43,100	United States Treasury Note 2.625%, 12/31/2023	43,468

	Total Government (Cost $43,209)	43,468

	Total Bonds (Cost $98,305,893)	95,732,284

Number of Shares

	Common Stocks – 0.2%
	Energy – 0.1%
12,991	Pacific Drilling S.A.*,8	201,361

	Technology – 0.1%
17,360	Exela Technologies, Inc.*	68,398
6,300	MagnaChip Semiconductor Corp.*	37,674
		106,072
	Utilities – 0.0%
1,717	Vistra Energy Corp.*	43,114

	Total Common Stocks (Cost $412,443)	350,547

Number of Contracts

	Purchased Options Contracts – 0.1%
	Put Options – 0.1%
	Advanced Energy Industries, Inc.
318	Exercise Price: $40.00, Notional Amount: $1,272,000,
	Expiration Date: March 15, 2019	13,515

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Contracts		Value

	Purchased Options Contracts (Continued)
	Put Options (Continued)
	Applied Materials, Inc.
467	Exercise Price: $30.00, Notional Amount: $1,401,000,
	Expiration Date: March 15, 2019	$5,837
	General Electric Co.
557	Exercise Price: $6.00, Notional Amount: $334,200,
	Expiration Date: March 15, 2019	557
	Lam Research Corp.
307	Exercise Price: $120.00, Notional Amount: $3,684,000,
	Expiration Date: February 15, 2019	0
	Mallinckrodt PLC
110	Exercise Price: $15.00, Notional Amount: $165,000,
	Expiration Date: January 17, 2020	17,875
	Micron Technology Inc.
465	Exercise Price: $20.00, Notional Amount: $930,000,
	Expiration Date: July 19, 2019	10,230
	MKS Instruments, Inc.
348	Exercise Price: $60.00, Notional Amount: $2,088,000,
	Expiration Date: March 15, 2019	5,568
	Netflix, Inc.
28	Exercise Price: $150.00, Notional Amount: $420,000,
	Expiration Date: January 17, 2020	8,540
	Square, Inc.
31	Exercise Price: $35.00, Notional Amount: $108,500,
	Expiration Date: January 17, 2020	5,022
	Washington Prime Group, Inc.
340	Exercise Price: $7.50, Notional Amount: $255,000, Expiration Date: April 19, 2019	67,150
1,115	Exercise Price: $5.00, Notional Amount: $557,500, Expiration Date: February 15, 2019	1,115

	Total Put Options (Cost $300,213)	135,409

	Total Purchased Options Contracts (Cost $300,213)	135,409

Principal Amount

	Commercial Paper – 8.6%
$1,300,000	Anheuser-Busch 2.800%, 3/19/2019	1,295,424
1,650,000	Autoliv, Inc. 2.800%, 2/21/2019	1,647,284
1,300,000	Campbell Soup Co. 2.920%, 3/18/2019	1,295,187

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Commercial Paper (Continued)
$950,000	General Motors Financial 2.950%, 2/25/2019	$948,014
1,300,000	Glencore Funding LLC 2.960%, 2/19/2019	1,298,118
1,300,000	ITC Holdings Corp. 2.750%, 2/12/2019	1,298,795
1,000,000	NextEra Energy, Inc. 2.900%, 3/26/2019	995,616
1,650,000	NiSource, Inc. 2.780%, 2/19/2019	1,647,548
1,650,000	Sherwin Williams Co. 2.850%, 2/28/2019	1,646,804

	Total Commercial Paper (Cost $12,073,063)	12,072,790

Number of Shares

	Short-Term Investments – 10.0%
11,545,718	Federated Treasury Obligations Fund - Institutional Class, 2.231%[9]	11,545,718
2,538,446	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.223%[9,10]	2,538,446

	Total Short-Term Investments (Cost $14,084,164)	14,084,164

	Total Investments – 101.0% (Cost $145,718,390)	142,565,585
	Liabilities in Excess of Other Assets – (1.0)%	(1,463,911)

	Total Net Assets – 100.0%	$141,101,674

Principal Amount

	Securities Sold Short – (4.7)%
	Bonds – (4.7)%
	Corporate – (4.4)%
	Communications – (0.1)%
$(160,000)	Univision Communications, Inc. 5.125%, 2/15/2025[2,7]	(146,200)

	Consumer, Cyclical – (0.6)%
(325,000)	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[2]	(317,687)
(350,000)	SRS Distribution, Inc. 8.250%, 7/1/2026[2,7]	(338,625)

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value

	Securities Sold Short (Continued)
	Bonds (Continued)
	Corporate (Continued)
$(168,000)	Tempur Sealy International, Inc. 5.500%, 6/15/2026[2]	$(161,280)
		(817,592)
	Consumer, Non-cyclical – (0.5)%
(700,000)	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.750%, 8/1/2022[2,7,8]	(638,750)

	Financial – (0.7)%
(1,050,000)	Washington Prime Group LP 5.950%, 8/15/2024[2]	(956,352)

	Industrial – (0.7)%
(957,000)	Avnet, Inc. 4.625%, 4/15/2026[2]	(942,822)

	Technology – (1.4)%
(875,000)	Micron Technology, Inc. 5.500%, 2/1/2025[2]	(891,702)
(845,000)	NCR Corp. 6.375%, 12/15/2023[2]	(849,225)
(290,000)	Seagate HDD Cayman 4.875%, 6/1/2027[2,8]	(263,716)
		(2,004,643)
	Utilities – (0.4)%
(650,000)	Calpine Corp. 5.750%, 1/15/2025[2]	(614,250)

	Total Corporate (Proceeds $6,119,337)	(6,120,609)

	U.S. Government – (0.3)%
(452,900)	United States Treasury Note 3.125%, 11/15/2028	(472,069)

	Total government (Proceeds $469,667)	(472,069)

	Total Bonds (Proceeds $6,589,004)	(6,592,678)

	Total Securities Sold Short (Proceeds $6,589,004)	$(6,592,678)

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

*	Non-income producing security.
[1]	Floating rate security.
[2]	Callable.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Security is in default.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $93,281,880 which represents 66.1% of Net Assets.
[8]	Foreign security denominated in U.S. Dollars.
[9]	The rate is the annualized seven-day yield at period end.
[10]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

SUMMARY OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	14.3%
Bonds
Asset-Backed Securities	65.1%
Corporate	2.7%
U.S. Government	0.0%
Total Bonds	67.8%
Common Stocks
Energy	0.1%
Technology	0.1%
Utilities	0.0%
Total Common Stocks	0.2%
Purchased Options Contracts
Put Options	0.1%
Total Purchased Options Contracts	0.1%
Commercial Paper	8.6%
Short-Term Investments	10.0%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of January 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $145,418,177)	$142,430,176
Purchased options contracts, at value (cost $300,213)	135,409
Foreign currency, at value (cost $1,252)	1,264
Cash held at broker for securites sold short and swap contracts	6,992,175
Receivables:
Investment securities sold	5,590,805
Fund shares sold	206,923
Interest	165,478
Prepaid expenses	28,443
Total assets	155,550,673

Liabilities:
Securities sold short, at value (proceeds $6,589,004)	6,592,678
Payables:
Investment securities purchased	7,495,356
Advisory fees	120,010
Interest on securities sold short	119,739
Fund administration fees	35,329
Cash due to custodian	33,527
Transfer agent fees and expenses	13,092
Legal fees	11,564
Trustees' fees and expenses	11,065
Auditing fees	9,213
Shareholder servicing fees (Note 6)	3,609
Custody fees	2,276
Accrued other expenses	1,541
Total liabilities	14,448,999

Net Assets	$141,101,674

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$144,757,816
Total accumulated deficit	(3,656,142)
Net Assets	$141,101,674

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$141,101,674
Shares of beneficial interest issued and outstanding	7,570,737
Redemption price per share	$18.64

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2019 (Unaudited)

Investment Income:
Interest	$4,858,947
Dividends	418
Total investment income	4,859,365

Expenses:
Advisory fees	687,536
Fund administration fees	88,883
Shareholder servicing fees (Note 6)	66,656
Legal fees	40,246
Trustees' fees and expenses	30,750
Transfer agent fees and expenses	30,342
Registration fees	16,904
Shareholder reporting fees	13,602
Auditing fees	9,213
Insurance fees	7,748
Custody fees	6,795
Miscellaneous	4,619
Commitment fees (Note 10)	3,025
Fund accounting fees	846
Total expenses	1,007,165
Advisory fees recovered	28,540
Fees paid indirectly (Note 3)	(1,302)
Net expenses	1,034,403
Net investment income	3,824,962

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,714,368)
Purchased options contracts	187,015
Securities sold short	312,930
Swap contracts	7,842
Foreign currency transactions	(377)
Net realized loss	(1,206,958)
Net change in unrealized appreciation/depreciation on:
Investments	(2,854,299)
Purchased options contracts	(107,771)
Securities sold short	(35,432)
Swap contracts	(4,596)
Foreign currency translations	12
Net change in unrealized appreciation/depreciation	(3,002,086)
Net realized and unrealized loss on investments, securities sold short, purchased options contracts,
written options contracts, swap contracts, and foreign currency	(4,209,044)

Net Decrease in Net Assets from Operations	$(384,082)

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended January 31, 2019 (Unaudited)	For the Year Ended July 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,824,962	$5,988,051
Net realized gain (loss) on investments, securities sold short, purchased options contracts, written options contracts, swap contracts and foreign currency	(1,206,958)	2,718,513
Net change in unrealized appreciation/depreciation on investments, securities sold short, purchased options contracts, written options contracts, swap contracts, and foreign currency	(3,002,086)	(2,975,922)
Net increase (decrease) in net assets resulting from operations	(384,082)	5,730,642

Distributions to Shareholders:
Distributions[1]:	(5,098,364)
Total distributions to shareholders	(5,098,364)
From net investment income:		(5,140,711)
Total distributions to shareholders		(5,140,711)

Capital Transactions:
Net proceeds from shares sold	21,645,565	51,247,191
Reinvestment of distributions	1,336,230	3,140,326
Cost of shares redeemed	(9,993,826)	(17,253,361)
Net increase in net assets from capital transactions	12,987,969	37,134,156

Total increase in net assets	7,505,523	37,724,087

Net Assets:
Beginning of period	133,596,151	95,872,064
End of period[2]	$141,101,674	$133,596,151

Capital Share Transactions:
Shares sold	1,133,418	2,631,866
Shares reinvested	71,616	162,083
Shares redeemed	(515,001)	(885,269)

Net increase in capital share transactions	690,033	1,908,680

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	End of year net assets include accumulated undistributed net investment income of $560,212 for the year ended July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended January 31, 2019 (Unaudited)	For the Year Ended July 31,			For the Period August 29, 2014* through July 31, 2015
		2018	2017	2016

Net asset value, beginning of period	$19.42	$19.28	$17.76	$20.06	$20.00
Income from Investment Operations:
Net investment income[1]	0.54	1.04	1.16	1.12	0.97
Net realized and unrealized gain (loss)	(0.60)	(0.02)	1.52	(2.29)	(0.23)
Total from investment operations	(0.06)	1.02	2.68	(1.17)	0.74
Less Distributions:
From net investment income	(0.52)	(0.88)	(1.17)	(1.10)	(0.68)
From net realized gains	(0.20)	–	(0.20)	(0.03)	–
Total distributions	(0.72)	(0.88)	(1.37)	(1.13)	(0.68)

Net increase from payments by affiliates [1]	–	–	0.01 [7]	–	–

Net asset value, end of period	$18.64	$19.42	$19.28	$17.76	$20.06

Total return[2]	(0.31)%[3]	5.40%	15.56%[6]	(5.50)%	3.79%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$141,102	$133,596	$95,872	$70,021	$52,174

Ratio of expenses to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived/recovered[5]	1.46%[4]	1.72%	1.80%	1.93%	2.40%[4]
After fees waived/recovered[5]	1.50%[4]	1.58%	1.53%	1.50%	1.50%[4]

Ratio of net investment income to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived/recovered	5.60%[4]	5.19%	5.89%	5.97%	4.33%[4]
After fees waived/recovered	5.56%[4]	5.33%	6.16%	6.40%	5.23%[4]

Portfolio turnover rate	163%[3]	168%	109%	74%	10%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If brokerage expense, interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended January 31, 2019, 0.08%, 0.03% and 0.00%, for the years ended July 31, 2018, 2017 and 2016, respectively, and 0.00% for the period ended July 31, 2015.
[6]	Payment from affiliates had a positive 0.04% impact to total return.
[7]	The Advisor reimbursed the Fund $32,147 for fee reimbursements for certain trades.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2019 (Unaudited)

Note 1 – Organization

The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on May 1, 2014, and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund has an “interval fund” structure pursuant to which the Fund, subject to applicable law, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”). Subject to the approval of the Fund’s Board of Trustees, the Fund will seek to conduct such quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly, or as required. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At January 31, 2019, such collateral is denoted in the Fund’s Statement of Assets and Liabilities. Also in conjunction with the use of futures contracts or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At January 31, 2019, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

(d) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(e) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund did not enter into any transactions in written swaptions contracts for the six months ended January 31, 2019.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

(f) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

(h) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

(i) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(j) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(k) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period August 29, 2014 (commencement of operations) through July 31, 2015, as of and during the years ended July 31, 2016-2018, and as of and during the six months ended January 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Fund will make quarterly distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(m) Counterparty Risks

The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Fund entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive or reduce its fee and/or to absorb other operating expenses to ensure that total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. This agreement is in effect until December 1, 2019, and it may be terminated before that date only by the Fund’s Board of Trustees.

For the six months ended January 31, 2019, the Advisor recovered advisory fees totaling $28,540. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At January 31, 2019, the amount of these potentially recoverable expenses was $568,641. The Advisor may recapture all or a portion of this amount no later than July 31, of the years stated below:

2019	$210,965
2020	211,387
2021	146,289
Total	$568,641

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended January 31, 2019, are reported on the Statement of Operations.

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended January 31, 2019, the total fees reduced by earning credits were $1,302. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Statement of Operations.

Certain trustees and officers of the Trust are employees of the Advisor and its affiliate. The Fund does not compensate trustees and officers affiliated with the Fund’s Advisor.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

Note 4 – Federal Income Taxes

At January 31, 2019, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$139,138,018

Gross unrealized appreciation	$490,614
Gross unrealized depreciation	(3,655,725)

Net unrealized depreciation on investments	$(3,165,111)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of July 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,720,433
Undistributed long-term capital gains	273,480
Accumulated earnings	1,993,913

Accumulated capital and other losses	-
Unrealized depreciation on securities sold short	31,758
Unrealized depreciation on investments	(199,367)
Total accumulated earnings	$1,826,304

The tax character of distributions paid during the fiscal years ended July 31, 2018 and July 31, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$5,140,711	$5,005,538
Net long-term capital gains	-	-
Total taxable distributions	5,140,711	5,005,538
Total distributions paid	$5,140,711	$5,005,538

The Fund utilized $1,761,363 of its capital loss carryforwards during the year ended July 31, 2018.

Note 5 – Investment Transactions

For the six months ended January 31, 2019, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and swap contracts, were $100,705,892 and $107,915,549, respectively. Proceeds from securities sold short and cover short securities were $18,620,037 and $16,453,667, respectively, for the same period.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

Note 6 – Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended January 31, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3**	Total
Bank Loans	$-	$20,190,391	$-	$20,190,391
Bonds
Asset-Backed Securities	-	91,899,581	-	91,899,581
Corporate*	-	3,789,235	-	3,789,235
U.S. Government	-	43,468	-	43,468
Common Stock*	350,547	-	-	350,547
Purchased Options Contracts	135,409	-	-	135,409
Commercial Paper	-	12,072,790	-	12,072,790
Short-Term Investments	14,084,164	-	-	14,084,164
Total Assets	$14,570,120	$127,995,465	$-	$142,565,585

Liabilities
Bonds
Corporate*	$-	$6,120,609	$-	$6,120,609
U.S. Government	-	472,069	-	472,069
Total Liabilities	$-	$6,592,678	$-	$6,592,678

*	All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of January 31, 2019 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Assets
Purchased options contracts, at fair value	$-	$135,409	$-	$135,409
	$-	$135,409	$-	$135,409

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$-	$187,015	$-	$187,015
Swap contracts	7,842	-	-	7,842
	$7,842	$187,015	$-	$194,857

	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$-	$(107,771)	$-	$(107,771)
Swap contracts	(4,596)	-	-	(4,596)
	$(4,596)	$(107,771)	$-	$(112,367)

The notional amount is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of January 31, 2019 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Credit default swap contracts	Notional amount	$758,333
Equity contracts	Purchased options contracts	Notional amount	6,472,500

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund did not hold any swap contracts as of January 31, 2019.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2019 (Unaudited)

Note 11 – Line of Credit

The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 10% of the adjusted net assets of the Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. The commitment fees for the six months ended January 31, 2019 are disclosed in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the six months ended January 31, 2019.

Note 12 – Results of Shareholder Meeting

On December 17, 2018, shareholders of the Fund approved the reappointment of Palmer Square Capital Management LLC as investment advisor to the Fund. The percentage of share outstanding and entitled to vote that were present by proxy was 64.15%. The number of shares voted were as follows:

For	Against	Abstain	Total
4,607,387	5,892	2,492	4,615,771

Note 13 – New Accounting Pronouncement

In August 2018, the Securities and Exchange Commission (the "SEC") adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework

- Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on August 21, 2018, the Board of Trustees (the “Board”) of Palmer Square Opportunistic Income Fund (the “Trust” or the “Fund”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (the “Investment Advisor”) for an additional one-year term.

In addition, at an in-person meeting held on October 17, 2018, the Board, including the Independent Trustees, unanimously approved a new advisory agreement (the “New Advisory Agreement”) between the Trust and the Investment Advisor in connection with a pending management buy-out of Montage Investments, LLC’s majority ownership interest in the Investment Advisor, which was held indirectly by the Bicknell Family Holding Company, LLC, the owner of Montage Investments, LLC (the “Transaction”). Under the 1940 Act, the closing of the Transaction would result in a change of control of the Investment Advisor and the automatic termination of the existing Advisory Agreement. The New Advisory Agreement is substantially the same as the Advisory Agreement, except that the New Advisory Agreement would be effective for 150 days from the date of the closing of the Transaction, unless approved by the shareholders of the Fund, in which case the New Advisory Agreement would remain in effect for a two-year period. The Board approved the New Advisory Agreement subject to the approval of the Fund’s shareholders. The Fund’s shareholders approved the New Advisory Agreement at a meeting held on December 17, 2018, and the Investment Advisor began providing services to the Fund under the New Advisory Agreement on December 31, 2018, upon the closing of the Transaction.

In approving renewal of the Advisory Agreement and approving the New Advisory Agreement, the Board, including the Independent Trustees, determined that each such approval was in the best interests of the Fund and its shareholders.

Advisory Agreement

Background

In advance of the August meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s financial condition, certain compliance policies and procedures, personnel providing services to the Fund and their compensation structure, cybersecurity policies and procedures, and policies with respect to portfolio execution; reports comparing the performance of the Fund with returns of the Barclays U.S. Aggregate Bond Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Nontraditional Bond universe (the “Fund Universe”) for various periods ended June 30, 2018; and reports comparing the investment advisory fees and total expenses of the Fund with those of its Peer Group and Fund Universe. With respect to the Fund’s performance and fees, the Board noted the Investment Advisor’s view that the Fund has a unique investment strategy, which makes construction of a meaningful peer group and selection of a benchmark index challenging; that the Fund had a relatively small asset size and short performance history; and that the Investment Advisor had waived a portion of its advisory fees to comply with its expense limitation commitments. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of the Fund. The materials the Board reviewed indicated that the total return of the Fund for the three-year period had outperformed the Barclays U.S. Aggregate Bond Index return by 2.78% and underperformed Peer Group and Fund Universe median returns by 0.37% and 1.34%, respectively. The Board observed that the Fund’s underperformance against the medians for the three-year period was primarily due to significant underperformance during the first quarter of 2016 and noted the Investment Advisor’s explanation that in January and February 2016 the Fund’s holdings in collateralized loan obligation debt had experienced significant downward price volatility, but in March 2016 that market began to recover. The meeting materials also indicated that the total return of the Fund for the one-year period had outperformed the Barclays U.S. Aggregate Bond Index return by 5.97% and the Peer Group median return by 1.93%, and slightly underperformed the Fund Universe median return by 0.35%. With respect to the Fund Universe median return comparison, the Board noted the unique investment strategy of the Fund and the difficulty in identifying an appropriate Fund Universe for comparison.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the day-to-day activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the maintenance and growth of Fund assets, and the Investment Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that (i) the investment advisory fee (gross of fee waivers) was above the Fund Universe and Peer Group medians by 0.25% and 0.12%, respectively, and (ii) the total expenses (net of fee waivers) paid was equal to the Fund Universe median and below the Peer Group median by 0.15%. The Board noted, however, that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Peer Group. The Board also noted that the Fund’s advisory fee is 0.50% lower than the advisory fee that the Investment Advisor charges for a private fund with a similar objective and policies as the Fund and 0.35%-0.50% higher than the advisory fee that the Investment Advisor charges for separately managed accounts with similar objectives and policies as the Fund. The Board observed, however, that management of mutual fund assets requires certain additional services, including compliance with certain requirements under the 1940 Act, that do not apply to the Investment Advisor’s separately managed accounts. The Board also considered the Investment Advisor’s management of the Fund’s unique investment strategy and interval fund structure. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund and the Fund’s expenses were reasonable.

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale

The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended June 30, 2018, noting that the Investment Advisor had waived a portion of its advisory fees. The Board determined that the Investment Advisor’s profit with respect to the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than its receipt of investment advisory fees), including the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board noted that although the Fund has no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to the Fund.

New Advisory Agreement

In reviewing the New Advisory Agreement at the October meeting, the Trustees considered that Chris Long and Angie Long, the principals and senior management of the Investment Advisor, reached an agreement with Montage Investments, LLC to buy its majority ownership interest in the Investment Advisor; that the Transaction would result in a change of control of the Investment Advisor that would result in the termination of the Advisory Agreement; that the Investment Advisor had represented that neither the investment objectives nor the investment strategies of the Fund would change as a result of the Transaction; and that the Investment Advisor was not anticipating any changes to the day-to-day management of the Investment Advisor as a result of the Transaction.

In considering the New Advisory Agreement, the Board reviewed a presentation by representatives of the Investment Advisor regarding the Transaction and financial information regarding the Investment Advisor. The Board noted that no changes to the Fund’s advisory fee or expense cap were being proposed in connection with the Transaction. In addition, the Board noted that the Investment Advisor did not expect the Transaction to result in any changes to the day-to-day management of the Fund or the advisory personnel responsible for managing the Fund. The Board considered the Investment Advisor’s belief that it had the necessary resources to operate autonomously from Montage Investments, LLC and Bicknell Family Holding Company, LLC. In particular, the Board noted that during the past year the Investment Advisor had internalized almost all the services previously provided by Montage Investments, LLC and Bicknell Family Holding Company, LLC. The Board also considered the Investment Advisor’s indication that it did not anticipate that the Transaction would result in any material changes to the information it previously presented to the Board in connection with the Board’s annual review of the Advisory Agreement in August 2018, including the Investment Advisor’s profitability with respect to its relationship with the Fund.

Based on its review, including its consideration of the fact that the Investment Advisor’s compensation under the proposed New Advisory Agreement is the same as its compensation under the Advisory Agreement, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund after the Transaction, and that in light of the services to be provided by the Investment Advisor to the Fund, the compensation to be paid to it under the New Advisory Agreement is fair and reasonable, and that approval of the New Advisory Agreement is in the best interests of the Fund and its shareholders. Accordingly, the Board and the Independent Trustees approved the New Advisory Agreement.

Palmer Square Opportunistic Income Fund

EXPENSE EXAMPLE

For the Six Months Ended January 31, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	8/1/18	1/31/19	8/1/18 – 1/31/19
Actual Performance	$ 1,000.00	$ 996.90	$ 7.57
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.62	$ 7.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

Palmer Square Opportunistic Income Fund

Investment Advisor

Palmer Square Capital Management LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Opportunistic Income Fund	PSOIX	611776 105

Privacy Principles of the Palmer Square Opportunistic Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Opportunistic Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Opportunistic Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not have any Securities Lending Activities during the period covered by the report.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Palmer Square Opportunistic Income Fund

By (Signature and Title)	/s/ Christopher D. Long
Christopher D. Long, President and Principal Executive Officer

Date	4/11/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher D. Long
Christopher D. Long, President and Principal Executive Officer

Date	4/11/2019

By (Signature and Title)	/s/ Jeffrey D. Fox
Jeffrey D. Fox, Treasurer and Principal Financial Officer

Date	4/11/2019